Ioannis Tzouganatos Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-476-1711 Ioannis.tzouganatos@citi.com

December 30, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Salient MF Trust (File Nos. 333-180225/811-22678)
Salient Broadmark Tactical Plus Fund

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the revised prospectus for the Salient Broadmark Tactical Plus Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 15, 2014 (Accession No. 0001193125-14-441456), which is incorporated herein by reference.

Please feel free to contact me at (617) 476-1711 with any questions concerning this filing.

Very truly yours,

/s/ Ioannis Tzouganatos
Ioannis Tzouganatos
Vice President, Citi Fund Services

cc: George J. Zornada, Esq.